Document and Entity Information	Aug. 01, 2019
Cover [Abstract]
Entity Registrant Name	AMERICAN AIRLINES INC
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0000004515
Document Type	8-K
Document Period End Date	Aug. 01, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-2691
Entity Tax Identification Number	13-1502798
Entity Address, Address Line One	4333 Amon Carter Blvd.
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76155
City Area Code	(817)
Local Phone Number	963-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	N/A
Entity Emerging Growth Company	false